Note 11 - Per Share Data (Details) - Earnings Per Share (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss (Numerator)										$ (10,316,317)	$ (13,063,526)	$ (9,732,399)
Net loss Shares (Denominator)	95,107,112				94,692,696					94,895,194	94,303,264	89,552,788
Net loss Per-share Amount	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0.00	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.11)	$ (0.14)	$ (0.11)